Information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Level 2 | Financial assets
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 45,678,235	₩ 25,217,335
Level 2 | Due from banks at amortized cost
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 10,587,086
Valuation technique	DCF
Significant inputs	Discount rate
Level 2 | Loans at amortized cost
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 2,498,193
Valuation technique	DCF
Significant inputs	Discount rate, credit spread, prepayment rate
Level 2 | Securities at amortized cost
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 20,986,587
Valuation technique	DCF
Significant inputs	Discount rate
Level 2 | Loans
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value		₩ 845,567
Valuation technique		DCF
Significant inputs		Discount rate, credit spread, prepayment rate
Level 2 | HTM financial assets
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value		₩ 17,539,201
Valuation technique		DCF
Significant inputs		Discount rate
Level 2 | Others
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 11,606,369	₩ 6,832,567
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Financial liabilities
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 158,692,181	₩ 145,771,144
Level 2 | Deposits
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 109,083,014	₩ 105,939,876
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Borrowings
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 1,084,036	₩ 566,718
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Debt securities
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 41,894,406	₩ 33,622,407
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Others
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 6,630,725	₩ 5,642,143
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Financial assets
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 305,631,828	₩ 280,265,779
Level 3 | Due from banks at amortized cost
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 779,246
Valuation technique	DCF
Significant inputs	Discount rate
Level 3 | Loans at amortized cost
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 299,590,546
Valuation technique	DCF
Significant inputs	Discount rate, credit spread, prepayment rate
Level 3 | Securities at amortized cost
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 83,044
Valuation technique	DCF
Significant inputs	Discount rate
Level 3 | Loans
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value		₩ 275,139,925
Valuation technique		DCF
Significant inputs		Discount rate
Level 3 | Others
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 5,178,992	₩ 5,125,854
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Financial liabilities
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 211,349,066	₩ 193,649,734
Level 3 | Deposits
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 153,102,214	₩ 140,470,437
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Borrowings
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 23,106,392	₩ 21,071,277
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Debt securities
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 21,611,903	₩ 17,655,286
Valuation technique	DCF	DCF
Significant inputs	Discount rate, regression coefficient, correlation coefficient	Discount rate, regression coefficient, correlation coefficient
Level 3 | Others
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 13,528,557	₩ 14,452,734
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate